Offerings - Offering: 1	May 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A common shares, no par value
Amount Registered | shares	15,299,800
Proposed Maximum Offering Price per Unit	32.5
Maximum Aggregate Offering Price	$ 497,243,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,669.33
Offering Note

Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). Payment of the registration fee at the time of filing of the registrant’s Registration Statement on Form F-3 (File No. 333-296270) on May 27, 2026, was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith. This “Calculation of Filing Fee Tables” shall be deemed to update the “Calculation of Filing Fee Tables” filed as Exhibit 107 to the Registration Statement in accordance with Rules 456(b) and 457(r) under the Securities Act.

Assumes exercise in full of the underwriters’ option to purchase 1,995,626 additional shares.